Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 136		€ 133	[1]	€ 133
Subordinated loans	2,207		1,389	[1]	764
Borrowings	9,307		12,061	[1]	13,635
Investment contracts for account of policyholders	18,594		18,048	[1]	€ 16,943
Lease liabilities	311	€ 285
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	218		223
Subordinated loans	3,971		1,933
Borrowings	10,397		14,174
Investment contracts	19,895		19,077
Investment contracts for account of policyholders	58,772		49,166
Lease liabilities	331
Other financial liabilities	8,245		8,457
Total financial liabilities (excluding investment/ insurance contracts)	22,831		24,787
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Investment contracts	14,281		13,305
Investment contracts for account of policyholders	32,463		29,360
Other financial liabilities	4,867		5,849
Total financial liabilities (excluding investment/ insurance contracts)	4,867		5,849
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	9		9
Subordinated loans	109		66
Borrowings	3,967		1,713
Investment contracts	1,930		1,439
Investment contracts for account of policyholders	26,298		19,670
Lease liabilities	51
Other financial liabilities	2,713		2,445
Total financial liabilities (excluding investment/ insurance contracts)	6,798		4,234
1-5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	36		36
Subordinated loans	437		266
Borrowings	4,202		8,136
Investment contracts	1,888		1,831
Investment contracts for account of policyholders	6		20
Lease liabilities	120
Other financial liabilities	313		81
Total financial liabilities (excluding investment/ insurance contracts)	4,988		8,519
Over 5 through 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	106		110
Subordinated loans	347		201
Borrowings	1,109		1,499
Investment contracts	1,001		985
Investment contracts for account of policyholders	3		26
Lease liabilities	66
Other financial liabilities	96		45
Total financial liabilities (excluding investment/ insurance contracts)	1,658		1,854
Over 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	67		69
Subordinated loans	3,077		1,400
Borrowings	1,119		2,825
Investment contracts	795		1,517
Investment contracts for account of policyholders	2		91
Lease liabilities	92
Other financial liabilities	257		38
Total financial liabilities (excluding investment/ insurance contracts)	€ 4,520		€ 4,332

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.